PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of changes in the net carrying amount of property, plant and equipment

	Land,
	buildings and	Machinery		Projects
	leasehold	and	Telecom-munication	under
	improvements	equipment	networks	development	Total

Cost

Balance as of December 31, 2017	$612.9	$1,751.2	$5,917.3	$46.2	$8,327.6
Additions	20.0	151.4	293.8	84.0	549.2
Net change in additions financed with accounts payable	—	1.8	(11.9)	13.3	3.2
Reclassification	2.1	3.1	41.5	(46.7)	—
Reclassification to assets held for sale	(84.0)	—	—	—	(84.0)
Retirement, disposals and other[1]	(6.6)	(35.3)	(231.5)	(5.8)	(279.2)
Balance as of December 31, 2018	544.4	1,872.2	6,009.2	91.0	8,516.8
Additions	22.5	107.8	252.5	118.5	501.3
Net change in additions financed with accounts payable	0.5	(6.0)	(5.4)	(4.5)	(15.4)
Reclassification	3.4	86.0	88.8	(105.7)	72.5
Retirement, disposals and other[1]	(3.5)	(74.7)	(17.9)	(2.3)	(98.4)
Balance as of December 31, 2019	$567.3	$1,985.3	$6,327.2	$97.0	$8,976.8

	Land,
	buildings and	Machinery		Projects
	leasehold	and	Telecom-munication	under
	improvements	equipment	networks	development	Total

Accumulated depreciation and impairment losses

Balance as of December 31, 2017	$221.7	$1,221.7	$3,314.4	$—	$4,757.8
Depreciation	18.8	191.8	398.3	—	608.9
Reclassification to assets held for sale	(11.5)	—	—	—	(11.5)
Retirement, disposals and other[1]	(2.6)	(33.6)	(231.2)	—	(267.4)
Balance as of December 31, 2018	226.4	1,379.9	3,481.5	—	5,087.8
Depreciation	20.1	174.0	402.3	—	596.4
Retirement, disposals and other[1]	(2.4)	(70.2)	(13.8)	—	(86.4)
As of December 31, 2019	$244.1	$1,483.7	$3,870.0	$—	$5,597.8

Net carrying amount
As of December 31, 2018	$318.0	$492.3	$2,527.7	$91.0	$3,429.0
As of December 31, 2019	$323.2	$501.6	$2,457.2	$97.0	$3,379.0
[1]	Includes also the net change in assets related to discontinued operations.